Assets and Liabilities Held for Sale (Details) $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 02, 2013 Agreement	Oct. 31, 2013 USD ($) T	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Assets and Liabilities Held for Sale
Ceased depreciation expenses on property, plant and equipment classified as held for sale			$ 8.1
Classes of assets and liabilities held for sale
Inventories			74.3
Total current assets			74.3	$ 0.0
Property, plant and equipment, net			467.2
Asset retirement obligation funds			203.7
Goodwill			0.9
Other assets			7.2
Total assets held for sale			753.3
Accrued expenses			14.7
Asset retirement obligations—current			12.1
Total current liabilities			26.8	0.0
Asset retirement obligations			154.5
Total liabilities held for sale			$ 181.3
Mosaic | Ammonia
Assets and Liabilities Held for Sale
Number of supply agreements | Agreement	2
Mosaic | Ammonia | Second agreement
Assets and Liabilities Held for Sale
Quantity of product to be supplied per year under the long-term agreement (in tons) | T		300,000
Mosaic | Ammonia | Minimum | First agreement
Assets and Liabilities Held for Sale
Quantity of product to be supplied per year under the long-term agreement (in tons) | T		600,000
Mosaic | Ammonia | Maximum | First agreement
Assets and Liabilities Held for Sale
Quantity of product to be supplied per year under the long-term agreement (in tons) | T		800,000
CF Industries' phosphate mining and manufacturing business
Assets and Liabilities Held for Sale
Cash consideration received as per definitive agreement		$ 1,400.0
Phosphate mining and manufacturing business
Assets and Liabilities Held for Sale
Amount of asset retirement obligation trust and escrow funds transferred				$ 200.0